Note 4 - Loans - Summary of the Activity in the Allowance for Loan and Lease Losses of Impaired Loans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Allowance for loan and lease losses beginning balance	$ 10,355	$ 9,994	$ 4,131
Provision for loan and lease losses	(1,000)	300	6,200
Losses charged off	(1)	(11)	(390)
Recoveries	47	72	53
Allowance for loan and lease losses ending balance	9,401	10,355	9,994
Impaired Loans [Member]
Allowance for loan and lease losses beginning balance	0	255	435
Provision for loan and lease losses	0	(255)	(180)
Losses charged off	0	0	0
Recoveries	0	0	0
Allowance for loan and lease losses ending balance	$ 0	$ 0	$ 255